Cover Page Cover Page	Nov. 17, 2023	Nov. 01, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 17, 2023
Entity Registrant Name		REGIS CORP
Entity Incorporation, State or Country Code		MN
Entity File Number		1-12725
Entity Tax Identification Number		41-0749934
Entity Address, Address Line One		3701 Wayzata Boulevard
Entity Address, City or Town		Minneapolis
Entity Address, State or Province		MN
Entity Address, Postal Zip Code		55416
City Area Code		952
Local Phone Number		947-7777
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.05 per share
Trading Symbol		RGS
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0000716643
Amendment Flag		false